Fair Value Of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 52,791	$ 37,834	$ 30,877	$ 9,152
Cash and cash equivalents - Fair Value	52,791	37,834
Accounts receivable - Book Value	2,264	5,110
Accounts receivable - Fair Value	2,264	5,110
Due from related parties - Book Value	4,864	2,804
Due from related parties - Fair Value	4,864	2,804
Accounts payable - Book Value	2,386	412
Accounts payable - Fair Value	2,386	412
Due to related parties - Book Value	0	438
Due to related parties - Fair Value	0	438
Long-term debt - Book Value	198,583	199,643
Long-term debt - Fair Value	$ 198,139	$ 200,405